Short-Term Loans	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Short-Term Loans [Abstract]
Short-term loans
9.	Short-term loans

Short-term loans represent amounts due to various banks normally due within one year. The principal of the loans is due at maturity. Accrued interest is due either monthly or quarterly.

Short-term loans consist of the following:

	April 30, 2026	October 31, 2025
Ningbo Bank	1,136,562	1,100,452
Zhejiang Yiwu Rural Commercial Bank	$859,707	$853,555
Bank of Communications	728,566	-
Zhejiang Mintai Commercial Bank	218,570	-
China Construction Bank	480,853	-
Total short-term loans	3,424,258	1,954,007

The Company entered into four short-term loan agreements with Ningbo Bank, each with a loan period of twelve months. On July 17, 2025, one loan of RMB 2,300,000 (approximately $0.34 million), pledged by the personal assets of Xuefen Zhang, Chief Operating Officer and shareholder of MaxsMaking, and Mr. Xiaozhong Lin, CEO of MaxsMaking, bears a fixed interest rate of 3.4% per annum and will mature in June 2026. On July 17, 2025, one loan of RMB 3,100,000 (approximately $0.45 million), pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.4% per annum and will mature in June 2026. On August 20, 2025, one loan of RMB 1,600,000 (approximately $0.23 million), pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.4% per annum and will mature in August 2026. On September 25, 2025, one loan of RMB 800,000 (approximately $0.12 million), pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.6% per annum and will mature in September 2026.

The Company entered into three short-term loan agreements with Zhejiang Yiwu Rural Commercial Bank. On December 1, 2025, one loan of RMB 2,900,000 (approximately $0.42 million), pledged by the personal assets of Xuefen Zhang, Boduo Lin and Xiaozhong Lin, bears a fixed interest rate of 5.0% per annum and will mature in November 2026. On December 1, 2025, one loan of RMB 1,500,000 (approximately $0.22 million), pledged by the personal assets of Xuefen Zhang, Boduo Lin and Xiaozhong Lin, bears a fixed interest rate of 5.6% per annum and will mature in November 2026. On December 1, 2025, one loan of RMB 1,500,000 (approximately $0.22 million), pledged by the personal assets of Xuefen Zhang, Boduo Lin and Xiaozhong Lin, bears a fixed interest rate of 5.4% per annum and will mature in May 2026.

The Company entered into a loan agreement with China Construction Bank Corporation on January 5, 2026. The loan of RMB 3,300,000 (approximately $0.48 million), guaranteed by Xiaozhong Lin and Xuefen Zhang, bears a fixed interest rate of 2.55% per annum and will mature in January 2027.

The Company entered into a loan agreement with Zhejiang Mintai Commercial Bank Co., Ltd. on February 13, 2026. The loan of RMB 1,500,000 (approximately $0.22 million), guaranteed by Shanghai Small & Medium-sized Enterprises Policy-based Financing Guarantee Fund Management Center, bears a fixed interest rate of 4.5% per annum and will mature in January 2027.

The Company entered into six short-term loan agreements with Bank of Communications. On February 14, 2026, one loan of RMB 1,500,000 (approximately $0.22 million), guaranteed by Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.3% per annum and will mature in February 2027. On February 14, 2026, one loan of RMB 500,000 (approximately $0.07 million), guaranteed by Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.3% per annum and will mature in February 2027. On February 25, 2026, one loan of RMB 1,000,000 (approximately $0.15 million), guaranteed by Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.3% per annum and will mature in February 2027. On February 27, 2026, one loan of RMB 1,000,000 (approximately $0.15 million), guaranteed by Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.3% per annum and will mature in February 2027. On March 9, 2026, one loan of RMB 500,000 (approximately $0.07 million), guaranteed by Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.3% per annum and will mature in February 2027. On March 19, 2026, one loan of RMB 500,000 (approximately $0.07 million), guaranteed by Xuefen Zhang and Xiaozhong Lin, bears a fixed interest rate of 3.3% per annum and will mature in February 2027.

The interest expenses were $88,584 and $84,275 for the six months ended April 30, 2026 and 2025, respectively.

For the short-term loans and long-term loans due within 12 months from the end of the reporting period, the Company has taken the following measures to manage its liquidity risk:(i) The Company plans to extend the maturity dates of its bank borrowings. Management is of the view that it will be able to successfully extend the maturity dates of these borrowings as they become due. As of the date of issuance of these unaudited condensed consolidated financial statements, all of the Company’s borrowings from Ningbo Bank, totaling RMB 7.8 million (approximately $1.14 million), had been successfully extended for an additional one year. (ii) The Company will actively communicate with its customers to facilitate the timely collection of outstanding accounts receivable. As of the date of issuance of these unaudited condensed consolidated financial statements, accounts receivable of $6.448 million had been collected subsequent to the end of the reporting period..

9.	Short-term loans

Short-term loans represent amounts due to various banks normally due within one year. The principal of the loans is due at maturity. Accrued interest is due either monthly or quarterly.

Short-term loans consist of the following:

	October 31, 2025	October 31, 2024
Zhejiang Yiwu Rural Commercial Bank	$853,555	$849,123
Ning Bo Bank	1,100,452	1,235,087
China Merchants Bank	-	589,474
Zhejiang Mingtai Commercial Bank	-	112,281
Total short-term loans	1,954,007	2,785,965

The Company entered into four short-term loans agreements with Ningbo Bank with a loan period of twelve months. On July 17, 2025, one loan of RMB 2,300,000 (approximately $0.32 million), pledged by the personal assets of Xuefen Zhang, Chief Operating Officer, and shareholder of MaxsMaking and Mr. Xiaozhong Lin, CEO of MaxsMaking, bears a fixed interest rate of 3.4% per annum, and will mature in June 2026. On July 17, 2025, one loan of RMB 3,100,000 (approximately $0.44 million), pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin bears a fixed interest rate of 3.4% per annum and will mature in June 2026. On August 20, 2025, one loan of RMB 1,600,000 (approximately $0.22 million) pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin bears a fixed interest rate of 3.4% per annum and will mature in August 2026. On September 25, 2025, one loan of RMB 800,000 (approximately $0.11 million) pledged by the personal assets of Xuefen Zhang and Xiaozhong Lin bears a fixed interest rate of 3.6% per annum and will mature in September 2026.

On December 11, 2024, the Company entered into a short-term loan agreement with Zhejiang Yiwu Rural Commercial Bank with a loan period of twelve months. The loan of RMB 6,050,000 (approximately $0.85 million) bears a fixed interest rate of 5% per annum and will mature in December 2025, pledged by Shanghai Real Estate (Jiading) of Certificate No. (2011) 007573.

The interest expenses were $159,166 and $151,335 for the fiscal years ended October 31, 2025 and 2024, respectively.